Fees Summary	Feb. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 106,609,000
Previously Paid Amount	0.00
Total Fee Amount	14,722.70
Total Offset Amount	0.00
Net Fee	14,722.70
Narrative - Max Aggregate Offering Price	$ 106,609,000
Final Prospectus	true